Pension and Other Post-retirement Benefit Plans (Table 3) (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Unrecognized Costs/Income Recorded on the Balance Sheet
AOCI, tax expense (benefit)		$ 5,100	$ 4,900
Deferred Income Tax Benefit		104,405	25,795	$ 1,431
Pension Plan
Unrecognized Costs/Income Recorded on the Balance Sheet
Unrecognized actuarial net loss		190,100	162,600
Unrecognized prior service cost (credit)		1,500	1,200
Total		191,600	163,800
Regulatory asset	[1]	173,900	147,900
Pre-tax accumulated other comprehensive loss (gain)	[2]	17,700	15,900
Total		191,600	163,800
Deferred Income Tax Benefit		6,100	8,200
Other post-retirement benefits
Unrecognized Costs/Income Recorded on the Balance Sheet
Unrecognized actuarial net loss		43,800	50,100
Unrecognized prior service cost (credit)		(160,200)	(149,300)
Total		(116,400)	(99,200)
Regulatory asset	[1]	(110,500)	(94,600)
Pre-tax accumulated other comprehensive loss (gain)	[2]	(5,900)	(4,600)
Total		$ (116,400)	$ (99,200)

[1]	(a) The regulatory liability recorded on our balance sheets at September 30, 2015 and 2014 is net of a deferred income tax benefit of $6.1 million and $8.2 million, respectively.
[2]	(b)The total amount of accumulated other comprehensive loss recorded on our balance sheets at September 30, 2015 and 2014 is net of an income tax benefit of $5.1 million and $4.9 million, respectively.